Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense for the years ended December 31, 2017 and 2016 is summarized as follows.

	December 31, 2017	December 31, 2016
Deferred:
Federal	$(700,557)	$(1,339,178)
State	(327,051)	(229,803)
Change in valuation allowance	1,027,608	1,568,981
Income tax expense (benefit)	$-	$-

Schedule of Effective Reconciliation of Income Tax

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate to the income taxes reflected in the Statement of Operations:

	December 31, 2017	December 31, 2016
Book income (loss)	34.00%	34.00%
State taxes	5.83%	5.83%
Stock compensation	0.00%	-4.64%
Other permanent items	-2.25%	-2.04%
Enactment of Tax Cuts and Jobs Act	-20.29%	0.00%
Valuation allowance	-17.30%	-33.15%
Tax expense at actual rate	-	-

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carryforward	$2,874,380	$1,931,445
Other	84,673	-
Total gross deferred tax assets	2,959,053	1,931,445
Less: valuation allowance	(2,959,053)	(1,931,445)
Net deferred tax assets	$-	$-